United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2011

Date of Reporting Period: Quarter ended 07/31/2011

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 99.4%[1]
		Consumer Discretionary – 13.6%
40,913	[2]	99 Cents Only Stores	808,032
49,612		AMC Networks, Inc.	1,845,070
62,533		Aaron's, Inc.	1,576,457
66,487		Advance Auto Parts, Inc.	3,654,790
70,139	[2]	Aeropostale, Inc.	1,181,842
169,159		American Eagle Outfitters, Inc.	2,222,749
35,045		American Greetings Corp., Class A	776,948
45,229	[2]	Ann Inc.	1,173,240
59,763		Ascena Retail Group, Inc.	1,931,540
37,461	[2]	Bally Technologies, Inc.	1,477,087
34,086	[3]	Barnes & Noble, Inc.	593,096
26,354		Bob Evans Farms, Inc.	910,267
94,974	[2]	BorgWarner, Inc.	7,561,830
73,625		Brinker International, Inc.	1,768,473
54,619	[2]	Career Education Corp.	1,239,305
50,616	[2]	Cheesecake Factory, Inc.	1,459,259
152,946		Chicos Fas, Inc.	2,307,955
53,557	[2]	Collective Brands, Inc.	630,901
33,565	[2]	Deckers Outdoor Corp.	3,331,326
79,145	[2]	Dick's Sporting Goods, Inc.	2,928,365
106,051	[2]	Dollar Tree, Inc.	7,023,758
61,660	[2]	Dreamworks Animation SKG, Inc.	1,347,888
234,047	[2,3]	Eastman Kodak Co.	561,713
133,491		Foot Locker, Inc.	2,900,759
43,360	[2]	Fossil, Inc.	5,449,051
123,749		Gentex Corp.	3,507,047
55,388		Guess ?, Inc.	2,111,391
83,775	[2]	Hanesbrands, Inc.	2,555,975
19,989	[2,3]	ITT Educational Services, Inc.	1,712,458
25,391		International Speedway Corp., Class A	710,186
62,736		KB HOME	532,629
126,584	[2]	LKQ Corp.	3,110,169
49,998	[2]	Lamar Advertising Co.	1,272,949
36,720	[2]	Life Time Fitness, Inc.	1,533,427
32,813		M.D.C. Holdings, Inc.	741,902
25,659		Matthews International Corp., Class A	928,599
31,672		Meredith Corp.	945,409
48,864	[2]	Mohawk Industries, Inc.	2,542,394
5,104	[2]	NVR, Inc.	3,471,179
103,698	[2,3]	New York Times Co., Class A	889,729
245,768	[2]	Office Depot, Inc.	929,003
58,382		PVH Corp.	4,177,232
26,389	[2]	Panera Bread Co.	3,042,916
98,368		PetSmart, Inc.	4,231,791
29,795		Polaris Industries, Inc., Class A	3,532,197
91,442		RadioShack Corp.	1,272,873
50,414		Regis Corp.	748,648
1

Shares			Value
55,254		Rent-A-Center, Inc.	1,494,621
38,564		Ryland Group, Inc.	568,048
141,751	[2,3]	Saks, Inc.	1,522,406
20,754		Scholastic Corp.	596,055
55,366	[2]	Scientific Games Holdings Corp.	506,045
207,280		Service Corp. International	2,170,222
58,561		Sothebys Holdings, Inc., Class A	2,480,058
10,635	[3]	Strayer Education, Inc.	1,293,748
280,271		The Wendy's Co.	1,477,028
36,885		Thor Industries, Inc.	912,166
34,110	[2]	Timberland Co., Class A	1,459,567
126,945	[2,3]	Toll Brothers, Inc.	2,533,822
62,677		Tractor Supply Co.	4,131,668
54,147		Tupperware Brands Corp.	3,383,646
30,930	[2]	Under Armour, Inc., Class A	2,270,571
49,724	[2]	WMS Industries, Inc.	1,370,891
38,143	[2]	Warnaco Group, Inc.	2,033,022
40,641		Wiley (John) & Sons, Inc., Class A	2,034,489
91,089		Williams-Sonoma, Inc.	3,372,115
		TOTAL	136,771,992
		Consumer Staples – 4.5%
47,458	[2]	BJ's Wholesale Club, Inc.	2,389,510
123,936	[3]	Church and Dwight, Inc.	4,999,578
66,146		Corn Products International, Inc.	3,366,170
60,450	[2]	Energizer Holdings, Inc.	4,874,688
97,537		Flowers Foods, Inc.	2,138,011
108,260	[2,3]	Green Mountain Coffee, Inc.	11,253,627
59,810	[2]	Hansen Natural Corp.	4,582,642
16,462		Lancaster Colony Corp.	989,860
47,720	[2]	Ralcorp Holdings, Inc.	4,127,780
37,127		Ruddick Corp.	1,555,621
144,092	[2]	Smithfield Foods, Inc.	3,172,906
21,815		Tootsie Roll Industries, Inc.	611,911
20,151		Universal Corp.	739,945
		TOTAL	44,802,249
		Energy – 7.8%
184,094		Arch Coal, Inc.	4,712,806
48,929	[2]	Atwood Oceanics, Inc.	2,284,984
40,913	[2]	Bill Barrett Corp.	2,035,831
16,484		Carbo Ceramics, Inc.	2,572,658
74,191		Cimarex Energy Co.	6,537,711
41,384	[2]	Comstock Resources, Inc.	1,320,150
69,215	[2]	Dresser-Rand Group, Inc.	3,697,465
29,908	[2]	Dril-Quip, Inc.	2,108,813
62,534		Energen Corp.	3,677,625
55,415	[2]	Exterran Holdings, Inc.	1,024,069
98,601	[2]	Forest Oil Corp.	2,563,626
92,084	[2]	Helix Energy Solutions Group, Inc.	1,803,005
89,806		HollyFrontier Corp.	6,770,474
47,213	[2,3]	Northern Oil and Gas, Inc.	1,045,296
94,092	[2]	Oceaneering International, Inc.	4,064,774
2

Shares			Value
44,407	[2,3]	Oil States International, Inc.	3,583,645
23,282		Overseas Shipholding Group, Inc.	566,684
79,276	[2]	Patriot Coal Corp.	1,499,109
133,959		Patterson-UTI Energy, Inc.	4,357,686
122,240	[2]	Plains Exploration & Production Co.	4,768,583
102,537	[2]	Quicksilver Resources, Inc.	1,450,899
55,161		SM Energy Co.	4,156,381
108,212		Southern Union Co.	4,653,116
69,057	[2]	Superior Energy Services, Inc.	2,865,175
44,974		Tidewater, Inc.	2,443,887
34,711	[2]	Unit Corp.	2,083,007
		TOTAL	78,647,459
		Financials – 18.3%
45,127	[2]	Affiliated Managers Group	4,708,100
53,546		Alexandria Real Estate Equities, Inc.	4,390,772
65,550		American Financial Group, Inc.	2,227,389
170,118		Apollo Investment Corp.	1,629,730
61,474		Aspen Insurance Holdings Ltd.	1,592,177
150,455		Associated Banc-Corp.	2,053,711
71,920		Astoria Financial Corp.	837,868
63,659		BRE Properties, Inc., Class A	3,340,824
63,917		Bancorpsouth, Inc.	865,436
41,412		Bank of Hawaii Corp.	1,855,672
100,691		Berkley, W. R. Corp.	3,100,276
101,723		Brown & Brown	2,218,579
60,843		Camden Property Trust	4,080,740
68,354		Cathay Bancorp, Inc.	947,386
41,031		City National Corp.	2,202,544
67,286		Commerce Bancshares, Inc.	2,752,670
61,730		Corporate Office Properties Trust	1,917,951
90,172		Cousins Properties, Inc.	767,364
53,105		Cullen Frost Bankers, Inc.	2,861,297
219,221		Duke Realty Corp.	3,077,863
129,077		East West Bancorp, Inc.	2,395,669
102,896		Eaton Vance Corp.	2,759,671
53,678		Equity One, Inc.	1,041,353
28,252		Essex Property Trust, Inc.	3,965,451
47,098		Everest Re Group Ltd.	3,867,688
53,959		Federal Realty Investment Trust	4,712,779
193,740		Fidelity National Financial, Inc., Class A	3,157,962
263,062		First Niagara Financial Group, Inc.	3,222,510
94,881		FirstMerit Corp.	1,386,211
173,008		Fulton Financial Corp.	1,756,031
95,767		Gallagher (Arthur J.) & Co.	2,692,968
22,174		Greenhill & Co., Inc.	976,543
98,640		HCC Insurance Holdings, Inc.	2,972,023
48,512		Hancock Holding Co.	1,598,470
39,465		Hanover Insurance Group, Inc.	1,429,028
62,527		Highwoods Properties, Inc.	2,152,805
107,137		Hospitality Properties Trust	2,705,209
45,932		International Bancshares Corp.	772,576
3

Shares			Value
123,689		Jefferies Group, Inc.	2,338,959
37,215		Jones Lang LaSalle, Inc.	3,167,741
99,912		Liberty Property Trust	3,393,012
113,483		Macerich Co. (The)	6,029,352
75,466		Mack-Cali Realty Corp.	2,510,754
30,961		Mercury General Corp.	1,149,892
379,333		New York Community Bancorp, Inc.	5,132,376
221,334		Old Republic International Corp.	2,310,727
88,094		Omega Healthcare Investors	1,730,166
34,880		Potlatch Corp.	1,158,714
40,712		Prosperity Bancshares, Inc.	1,690,769
74,428		Protective Life Corp.	1,582,339
87,737		Raymond James Financial, Inc.	2,786,527
70,382		Rayonier, Inc.	4,536,120
109,954		Realty Income Corp.	3,569,107
78,001		Regency Centers Corp.	3,503,805
64,120		Reinsurance Group of America	3,732,425
125,367		SEI Investments Co.	2,479,759
71,895		SL Green Realty Corp.	5,896,828
37,181	[2,3]	SVB Financial Group	2,268,785
131,777		Senior Housing Properties Trust	3,154,741
39,283		StanCorp Financial Group, Inc.	1,306,553
678,527		Synovus Financial Corp.	1,241,704
137,873		TCF Financial Corp.	1,753,745
48,490		Taubman Centers, Inc.	2,904,551
54,220		Transatlantic Holdings, Inc.	2,776,606
49,494		Trustmark Corp.	1,078,474
180,137		UDR, Inc.	4,739,404
42,547		Unitrin, Inc.	1,198,549
147,457	[3]	Valley National Bancorp	1,939,060
74,857		Waddell & Reed Financial, Inc., Class A	2,747,252
96,473		Washington Federal, Inc.	1,631,358
63,886		Webster Financial Corp. Waterbury	1,304,552
104,795		Weingarten Realty Investors	2,695,327
25,093		WestAmerica Bancorp.	1,177,614
		TOTAL	183,610,943
		Health Care – 11.2%
164,918	[2]	Allscripts Healthcare Solutions, Inc.	2,993,262
43,061	[2]	Amerigroup Corp.	2,368,355
17,016	[2]	Bio-Rad Laboratories, Inc., Class A	1,854,744
43,142	[2]	Catalyst Health Solutions, Inc.	2,827,095
44,854	[2]	Charles River Laboratories International, Inc.	1,773,976
81,451	[2]	Community Health Systems, Inc.	2,104,694
40,688		Cooper Cos., Inc.	3,112,225
52,589	[2]	Covance, Inc.	3,010,720
101,110	[2]	Endo Pharmaceuticals Holdings, Inc.	3,766,347
41,603	[2]	Gen-Probe, Inc.	2,519,062
219,487	[2]	Health Management Association, Class A	2,085,127
78,542	[2]	Health Net, Inc.	2,208,601
79,978	[2]	Henry Schein, Inc.	5,315,338
54,822		Hill-Rom Holdings, Inc.	2,044,312
4

Shares			Value
226,732	[2]	Hologic, Inc.	4,210,413
49,752	[2,3]	IDEXX Laboratories, Inc.	4,126,431
60,943	[2]	Immucor, Inc.	1,614,990
44,833	[2]	Kindred Healthcare, Inc.	844,654
53,445	[2]	Kinetic Concepts, Inc.	3,577,608
45,507	[2]	LifePoint Hospitals, Inc.	1,688,310
82,200		Lincare Holdings, Inc.	2,103,498
41,635	[2]	MEDNAX, Inc.	2,837,842
51,900	[2]	Masimo Corp.	1,441,782
53,523		Medicis Pharmaceutical Corp., Class A	1,989,985
27,884	[2]	Mettler-Toledo International, Inc.	4,316,722
100,605		Omnicare, Inc.	3,068,452
55,347		Owens & Minor, Inc.	1,688,084
72,350		Perrigo Co.	6,533,929
98,278		Pharmaceutical Product Development, Inc.	2,833,355
132,658	[2,3]	ResMed, Inc.	4,018,211
51,421		Steris Corp.	1,799,221
32,222		Techne Corp.	2,442,105
34,919		Teleflex, Inc.	2,103,171
49,688	[2]	Thoratec Laboratories Corp.	1,673,989
44,307	[2]	United Therapeutics Corp.	2,542,336
84,678		Universal Health Services, Inc., Class B	4,203,416
75,049	[2]	VCA Antech, Inc.	1,466,457
178,590	[2]	Vertex Pharmaceuticals, Inc.	9,261,677
36,953	[2]	Wellcare Health Plans, Inc.	1,620,389
		TOTAL	111,990,885
		Industrials – 14.8%
82,193	[2]	AGCO Corp.	3,897,592
139,486		AMETEK, Inc.	5,928,155
37,592		Acuity Brands, Inc.	1,830,355
103,437	[2]	Aecom Technology Corp.	2,559,031
31,103	[2]	Alaska Air Group, Inc.	1,901,015
36,057		Alexander and Baldwin, Inc.	1,738,308
29,128	[2]	Alliant Techsystems, Inc.	1,900,019
89,395	[2]	BE Aerospace, Inc.	3,557,921
40,494		Brinks Co. (The)	1,208,341
53,126		Carlisle Cos., Inc.	2,296,637
39,986	[2]	Clean Harbors, Inc.	2,109,262
48,046		Con-way, Inc.	1,759,445
51,858	[2]	Copart, Inc.	2,253,230
29,991		Corporate Executive Board Co.	1,219,134
93,145	[2]	Corrections Corp. of America	1,998,892
40,019		Crane Co.	1,853,680
44,695		Deluxe Corp.	1,052,120
66,225		Donaldson Co., Inc.	3,667,541
26,325	[2]	Esterline Technologies Corp.	2,010,440
36,456	[2]	FTI Consulting, Inc.	1,322,988
40,294		GATX Corp.	1,588,792
45,324		Gardner Denver, Inc.	3,865,684
45,063	[2]	General Cable Corp.	1,792,156
52,580		Graco, Inc.	2,309,839
5

Shares			Value
29,590		Granite Construction, Inc.	691,814
38,899		HNI Corp.	813,378
70,028		Harsco Corp.	1,919,468
52,283		Hubbell, Inc., Class B	3,109,270
75,112		Hunt (J.B.) Transportation Services, Inc.	3,398,067
42,361	[2]	Huntington Ingalls Industries, Inc.	1,418,246
71,854		IDEX Corp.	2,980,504
176,690	[2,3]	Jet Blue Airways Corp.	846,345
131,388		KBR, Inc.	4,683,982
95,190	[2]	Kansas City Southern Industries, Inc.	5,649,527
70,988		Kennametal, Inc.	2,799,057
48,278	[2]	Kirby Corp.	2,815,573
40,719	[2]	Korn/Ferry International	877,087
41,571		Landstar System, Inc.	1,864,459
38,899		Lennox International, Inc.	1,438,485
73,205		Lincoln Electric Holdings	2,505,075
39,219		MSC Industrial Direct Co.	2,422,950
71,259		Manpower, Inc.	3,600,005
49,790		Miller Herman, Inc.	1,145,668
27,012		Mine Safety Appliances Co.	921,649
59,221		Nordson Corp.	3,022,048
79,076	[2]	OshKosh Truck Corp.	1,962,666
85,396		Pentair, Inc.	3,143,427
33,538		Regal Beloit Corp.	2,033,409
55,102		Rollins, Inc.	1,051,897
44,214		SPX Corp.	3,326,661
62,676	[2]	Shaw Group, Inc.	1,622,055
95,017	[2]	Terex Corp.	2,110,328
45,505	[2]	Thomas & Betts Corp.	2,219,734
70,509		Timken Co.	3,079,128
39,164		Towers Watson & Company	2,394,879
69,351		Trinity Industries, Inc.	2,065,966
33,160		Triumph Group, Inc.	1,785,334
68,235	[2]	URS Corp.	2,786,035
88,992		UTI Worldwide, Inc.	1,439,001
54,187	[2,3]	United Rentals, Inc.	1,246,843
18,578		Valmont Industries, Inc.	1,808,568
41,856		Wabtec Corp.	2,700,549
98,555	[2]	Waste Connections, Inc.	3,177,413
24,552		Watsco, Inc.	1,452,987
38,580		Werner Enterprises, Inc.	908,559
51,369		Woodward Governor Co.	1,772,231
		TOTAL	148,630,904
		Information Technology – 15.7%
28,971	[2]	ACI Worldwide, Inc.	1,047,591
92,837	[2,3]	AOL, Inc.	1,594,940
70,352	[2]	Acxiom Corp.	966,636
56,135		Adtran, Inc.	1,857,507
28,203	[2]	Advent Software, Inc.	655,156
44,264	[2,3]	Alliance Data Systems Corp.	4,352,922
79,644	[2]	Ansys, Inc.	4,029,986
6

Shares			Value
100,619	[2]	Arrow Electronics, Inc.	3,496,510
396,823	[2]	Atmel Corp.	4,801,558
132,536	[2]	Avnet, Inc.	3,883,305
107,073		Broadridge Financial Solutions	2,469,103
82,514	[2,3]	CIENA Corp.	1,275,666
233,426	[2]	Cadence Design Systems, Inc.	2,411,291
40,726	[2]	Concur Technologies, Inc.	1,850,589
105,411	[2]	Convergys Corp.	1,311,313
94,793	[2]	CoreLogic, Inc.	1,495,834
94,982	[2,3]	Cree, Inc.	3,121,109
145,808	[2]	Cypress Semiconductor Corp.	3,000,729
31,067		DST Systems, Inc.	1,590,320
56,695		Diebold, Inc.	1,714,457
34,376	[2]	Digital River, Inc.	876,588
40,608	[2]	Equinix, Inc.	4,242,318
40,028		FactSet Research Systems	3,686,179
34,629		Fair Isaac & Co., Inc.	1,030,213
110,622	[2]	Fairchild Semiconductor International, Inc., Class A	1,660,436
91,364		First American Financial Corp.	1,460,910
75,044	[2]	Gartner Group, Inc., Class A	2,769,874
69,413		Global Payments, Inc.	3,290,870
74,936		Henry Jack & Associates, Inc.	2,169,397
91,703	[2]	Informatica Corp.	4,688,774
139,603	[2]	Ingram Micro, Inc., Class A	2,589,636
128,816	[2]	Integrated Device Technology, Inc.	881,101
60,584	[2]	International Rectifier Corp.	1,556,403
109,116		Intersil Holding Corp.	1,314,848
35,252	[2]	Itron, Inc.	1,517,246
107,927	[2]	Lam Research Corp.	4,412,056
74,985		Lender Processing Services	1,411,968
70,321	[2]	MICROS Systems Corp.	3,443,619
104,153	[2]	MSCI, Inc., Class A	3,696,390
19,696	[2]	ManTech International Corp., Class A	803,597
96,295	[2]	Mentor Graphics Corp.	1,100,652
137,649	[2]	NCR Corp.	2,746,098
77,478		National Instruments Corp.	2,002,032
64,023	[2]	NeuStar, Inc., Class A	1,667,159
102,927	[2]	Parametric Technology Corp.	2,139,852
41,781		Plantronics, Inc.	1,430,999
152,992	[2]	Polycom, Inc.	4,135,374
91,002	[2]	Qlogic Corp.	1,380,500
52,912	[2]	Quest Software, Inc.	1,004,270
240,518	[2]	RF Micro Devices, Inc.	1,623,497
86,310	[2,3]	Rackspace Hosting, Inc.	3,452,400
133,070	[2]	Riverbed Technology, Inc.	3,809,794
97,960	[2]	Rovi Corp.	5,188,941
56,567	[2]	Semtech Corp.	1,318,011
38,601	[2,3]	Silicon Laboratories, Inc.	1,366,861
161,414	[2]	Skyworks Solutions, Inc.	4,085,388
61,248		Solera Holdings, Inc.	3,422,538
127,271	[2]	Synopsys, Inc.	3,050,686
7

Shares			Value
40,293	[2]	Tech Data Corp.	1,880,474
140,302	[2]	Tibco Software, Inc.	3,653,464
106,312	[2]	Trimble Navigation Ltd.	3,782,581
68,377	[2]	ValueClick, Inc.	1,234,889
65,381	[2]	Varian Semiconductor Equipment Associates, Inc.	3,971,242
143,600	[2]	Vishay Intertechnology, Inc.	1,977,372
47,434	[2]	Zebra Technologies Corp., Class A	1,897,360
		TOTAL	157,751,379
		Materials – 7.3%
79,533		Albemarle Corp.	5,295,307
58,275		Aptargroup, Inc.	2,974,939
68,652		Ashland, Inc.	4,204,248
56,919		Cabot Corp.	2,225,533
38,219		Carpenter Technology Corp.	2,195,299
100,076		Commercial Metals Corp.	1,452,103
28,531		Compass Minerals International, Inc.	2,246,531
42,710		Cytec Industries, Inc.	2,391,760
35,602		Domtar, Corp.	2,846,380
27,065		Greif, Inc., Class A	1,652,318
38,547	[2]	Intrepid Potash, Inc.	1,281,688
114,934	[2]	Louisiana-Pacific Corp.	890,739
55,738		Lubrizol Corp.	7,502,335
39,523	[3]	Martin Marietta Materials	2,988,729
15,881		Minerals Technologies, Inc.	1,028,771
8,299		Newmarket Corp.	1,361,202
69,211		Olin Corp.	1,447,202
87,057		Packaging Corp. of America	2,321,810
113,200		RPM International, Inc.	2,386,256
64,866		Reliance Steel & Aluminum Co.	3,049,351
59,038		Rock-Tenn Co.	3,628,475
38,917		Scotts Miracle-Gro Co.	1,963,752
43,477		Sensient Technologies Corp.	1,613,866
42,601		Silgan Holdings, Inc.	1,652,067
86,510		Sonoco Products Co.	2,772,646
189,354		Steel Dynamics, Inc.	2,957,709
93,996		Temple-Inland, Inc.	2,821,760
81,285		Valspar Corp.	2,671,838
48,408		Worthington Industries, Inc.	1,015,116
		TOTAL	72,839,730
		Telecommunication Services – 0.5%
130,757	[2]	TW Telecom, Inc.	2,582,451
60,330		Telephone and Data System, Inc.	1,710,959
18,805		Telephone and Data System, Inc. — Special Common Shares	468,620
		TOTAL	4,762,030
		Utilities – 5.7%
67,915		AGL Resources, Inc.	2,770,932
96,249		Alliant Energy Corp.	3,793,173
119,953		Aqua America, Inc.	2,537,005
78,397		Atmos Energy Corp.	2,620,812
34,256		Black Hills Corp.	1,023,569
52,945		Cleco Corp.	1,838,250
8

Shares			Value
101,469		DPL, Inc.	3,069,437
117,992		Great Plains Energy, Inc.	2,379,899
82,726		Hawaiian Electric Industries, Inc.	1,935,789
43,037		Idacorp, Inc.	1,687,481
163,797		MDU Resources Group, Inc.	3,531,463
89,866		NSTAR	3,983,760
204,473		NV Energy, Inc.	3,034,379
71,689		National Fuel Gas Co.	5,188,850
84,882		OGE Energy Corp.	4,247,495
75,308		PNM Resources, Inc.	1,131,126
154,022		Questar Corp.	2,838,625
96,798		UGI Corp.	2,932,979
70,945		Vectren Corp.	1,873,658
44,483		WGL Holdings, Inc.	1,726,386
98,667		Westar Energy, Inc.	2,546,595
		TOTAL	56,691,663
		TOTAL COMMON STOCKS (IDENTIFIED COST $810,818,974)	996,499,234
		MUTUAL FUND – 5.7%
56,683,559	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	56,683,559
		TOTAL INVESTMENTS — 105.1% (IDENTIFIED COST $867,502,533)[7]	1,053,182,793
		OTHER ASSETS AND LIABILITIES - NET — (5.1)%[8]	(50,742,941)
		TOTAL NET ASSETS — 100%	$1,002,439,852

At July 31, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P Midcap 400 Index Long Futures	52	$4,896,840	September 2011	$58,073

Unrealized Appreciation on Futures Contracts is Included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $4,896,840 at July 31, 2011, which represents 0.5% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$50,950,417	$52,416,949
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At July 31, 2011, the cost of investments for federal tax purposes was $867,964,450. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $185,218,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $261,583,448 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,365,105.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

9

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

10

Federated Max-Cap Index Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 97.0%[1]
		Consumer Discretionary – 10.3%
5		AMC Networks, Inc.	186
4,655		Abercrombie & Fitch Co., Class A	340,374
17,005	[2]	Amazon.com, Inc.	3,783,953
13,170	[2]	Apollo Group, Inc., Class A	669,431
4,678	[2]	AutoNation, Inc.	175,940
973	[2]	AutoZone, Inc.	277,743
10,853	[2]	Bed Bath & Beyond, Inc.	634,792
18,787		Best Buy Co., Inc.	518,521
3,632	[2]	Big Lots, Inc.	126,503
14,783		Block (H&R), Inc.	221,154
42,721		CBS Corp. (New), Class B	1,169,274
10,664		Cablevision Systems Corp., Class A	259,775
8,691	[2]	CarMax, Inc.	277,851
16,734		Carnival Corp.	557,242
1,473	[2]	Chipotle Mexican Grill, Inc.	478,106
13,976		Coach, Inc.	902,290
122,933		Comcast Corp., Class A	2,952,851
10,945		Comcast Corp., Special Class A	255,456
18,309		D. R. Horton, Inc.	217,511
36,299	[2]	DIRECTV Group, Inc., Class A	1,839,633
5,247		Darden Restaurants, Inc.	266,548
2,398		DeVRY, Inc.	149,012
13,577	[2]	Discovery Communications, Inc., Class A	540,365
7,916		Expedia, Inc.	250,858
6,394		Family Dollar Stores, Inc.	339,585
173,363	[2]	Ford Motor Co.	2,116,762
9,748		Fortune Brands, Inc.	586,927
5,541	[2]	GameStop Corp.	130,657
11,619		Gannett Co., Inc.	148,258
16,049		Gap (The), Inc.	309,585
7,330		Genuine Parts Co.	389,663
9,563	[2]	Goodyear Tire & Rubber Co.	154,634
10,033		Harley-Davidson, Inc.	435,332
3,338		Harman International Industries, Inc.	138,861
9,324		Hasbro, Inc.	368,857
73,924		Home Depot, Inc.	2,582,165
11,746		International Game Technology	218,358
19,541		Interpublic Group of Cos., Inc.	191,697
26,285		Johnson Controls, Inc.	971,231
10,892	[2]	Kohl's Corp.	595,901
8,248		Leggett and Platt, Inc.	178,982
6,278		Lennar Corp., Class A	111,058
11,681		Limited Brands, Inc.	442,243
61,977		Lowe's Cos., Inc.	1,337,464
19,613		Macy's, Inc.	566,227
12,199		Marriott International, Inc., Class A	396,467
18,076		Mattel, Inc.	481,906

Shares			Value
47,005		McDonald's Corp.	4,064,992
16,766		McGraw-Hill Cos., Inc.	697,466
1,688	[2]	NetFlix, Inc.	448,991
11,406		Newell Rubbermaid, Inc.	177,021
112,086		News Corp., Inc.	1,795,618
18,804		Nike, Inc., Class B	1,695,181
7,971		Nordstrom, Inc.	399,825
5,421	[2]	O'Reilly Automotive, Inc.	322,549
13,393		Omnicom Group, Inc.	628,400
8,693		Penney (J.C.) Co., Inc.	267,397
2,781		Polo Ralph Lauren Corp., Class A	375,630
1,934	[2]	Priceline.com, Inc.	1,039,815
13,198	[2]	Pulte Group, Inc.	90,670
5,555		Ross Stores, Inc.	420,902
3,556		Scripps Networks Interactive	164,785
1,688	[2]	Sears Holdings Corp.	117,603
6,511		Stanley Black & Decker, Inc.	428,228
27,600		Staples, Inc.	443,256
35,687		Starbucks Corp.	1,430,692
8,050		Starwood Hotels & Resorts Worldwide, Inc.	442,428
24,136		TJX Cos., Inc.	1,334,721
34,955		Target Corp.	1,799,833
5,340		Tiffany & Co.	425,011
1,433	[2]	Timberland Co., Class A	61,318
13,033		Time Warner Cable, Inc.	955,449
51,998		Time Warner, Inc.	1,828,250
4,879	[2]	Urban Outfitters, Inc.	158,763
3,384		V.F. Corp.	395,251
32,915		Viacom, Inc., Class B	1,593,744
89,640		Walt Disney Co.	3,461,897
197		Washington Post Co., Class B	79,253
3,685		Whirlpool Corp.	255,112
6,658		Wyndham Worldwide Corp.	230,300
5,748		Wynn Resorts Ltd.	883,353
18,638		Yum! Brands, Inc.	984,459
		TOTAL	59,956,352
		Consumer Staples – 10.4%
81,135		Altria Group, Inc.	2,133,850
30,746		Archer-Daniels-Midland Co.	934,063
16,668		Avon Products, Inc.	437,202
519	[2]	BJ's Wholesale Club, Inc.	26,132
3,969		Brown-Forman Corp., Class B	291,960
67,935		CVS Caremark Corp.	2,469,437
7,413		Campbell Soup Co.	245,000
5,148		Clorox Co.	368,545
15,451	[2]	Coca-Cola Enterprises, Inc.	434,328
22,341		Colgate-Palmolive Co.	1,885,134
22,099		ConAgra Foods, Inc.	565,955
20,359	[2]	Constellation Brands, Inc., Class A	415,120
26,125		Costco Wholesale Corp.	2,044,281
7,145	[2]	Dean Foods Co.	78,738

Shares			Value
20,746		Dr. Pepper Snapple Group, Inc.	783,369
5,417		Estee Lauder Cos., Inc., Class A	568,297
30,635		General Mills, Inc.	1,144,217
12,470		H.J. Heinz Co.	656,421
5,918		Hershey Foods Corp.	334,012
24,489		Hormel Foods Corp.	709,446
9,702		Kellogg Co.	541,178
15,222		Kimberly-Clark Corp.	994,910
85,431		Kraft Foods, Inc., Class A	2,937,118
42,550		Kroger Co.	1,058,218
6,189		Lorillard, Inc.	657,396
5,087		McCormick & Co., Inc.	247,482
7,938		Mead Johnson Nutrition Co.	566,535
6,127		Molson Coors Brewing Co., Class B	276,021
77,143		PepsiCo, Inc.	4,940,238
84,680		Philip Morris International, Inc.	6,026,676
135,510		Procter & Gamble Co.	8,332,510
14,001		Reynolds American, Inc.	492,835
8,172		SUPERVALU, Inc.	70,279
31,157		Safeway, Inc.	628,437
27,407		Sara Lee Corp.	523,748
4,581		Smucker (J.M.) Co.	356,951
25,408		Sysco Corp.	777,231
111,153		The Coca-Cola Co.	7,559,515
11,843		Tyson Foods, Inc., Class A	207,963
90,249		Wal-Mart Stores, Inc.	4,757,025
42,067		Walgreen Co.	1,642,296
5,770		Whole Foods Market, Inc.	384,859
		TOTAL	60,504,928
		Energy – 12.7%
17,282	[2]	Alpha Natural Resources, Inc.	738,114
23,745		Anadarko Petroleum Corp.	1,960,387
19,111		Apache Corp.	2,364,413
19,110		Baker Hughes, Inc.	1,478,732
8,777		CONSOL Energy, Inc.	470,447
4,912		Cabot Oil & Gas Corp., Class A	363,881
9,494	[2]	Cameron International Corp.	531,094
29,181		Chesapeake Energy Corp.	1,002,367
99,473		Chevron Corp.	10,347,181
74,711		ConocoPhillips	5,378,445
15,290	[2]	Denbury Resources, Inc.	295,403
22,081		Devon Energy Corp.	1,737,775
9,123		Diamond Offshore Drilling, Inc.	618,813
12,502		EOG Resources, Inc.	1,275,204
5,760		EQT Corp.	365,645
5,541		EXCO Resources, Inc.	88,157
29,796		El Paso Corp.	612,308
234,114		Exxon Mobil Corp.	18,679,956
12,645	[2]	FMC Technologies, Inc.	576,612
40,184		Halliburton Co.	2,199,270
4,120		Helmerich & Payne, Inc.	284,486

Shares			Value
14,319		Hess Corp.	981,711
32,662		Marathon Oil Corp.	1,011,542
16,333	[2]	Marathon Petroleum Corp.	715,222
9,195		Murphy Oil Corp.	590,503
13,549	[2]	Nabors Industries Ltd.	357,829
23,838		National-Oilwell, Inc.	1,920,628
5,414	[2]	Newfield Exploration Co.	365,012
11,437		Noble Corp.	421,682
7,847		Noble Energy, Inc.	782,189
38,739		Occidental Petroleum Corp.	3,803,395
11,850		Peabody Energy Corp.	681,020
5,308	[2]	Petrohawk Energy Corp.	202,713
4,864		Pioneer Natural Resources, Inc.	452,303
7	[2]	Precision Drilling Corp.	121
11,428		QEP Resources, Inc.	500,889
6,200		Range Resources Corp.	403,992
6,092	[2]	Rowan Cos., Inc.	238,624
64,007		Schlumberger Ltd.	5,784,313
13,481	[2]	Southwestern Energy Co.	600,713
30,835		Spectra Energy Corp.	833,162
4,764		Sunoco, Inc.	193,657
7,032	[2]	Tesoro Petroleum Corp.	170,807
27,154		Valero Energy Corp.	682,108
22,789		Williams Cos., Inc.	722,411
		TOTAL	73,785,236
		Financials – 14.3%
13,123		AON Corp.	631,479
19,433		Ace Ltd.	1,301,622
30,121		Aflac, Inc.	1,387,373
21,474		Allstate Corp.	595,259
56,698		American Express Co.	2,837,168
20,130	[2]	American International Group, Inc.	577,731
10,309		Ameriprise Financial, Inc.	557,717
4,682		Apartment Investment & Management Co., Class A	127,819
4,680		Assurant, Inc.	166,702
3,384		Avalonbay Communities, Inc.	454,099
26,986		BB&T Corp.	693,000
482,516		Bank of America Corp.	4,685,230
553		Bank of Montreal	34,751
58,512		Bank of New York Mellon Corp.	1,469,236
72,653	[2]	Berkshire Hathaway, Inc.	5,388,673
4,545		BlackRock, Inc.	811,101
5,742		Boston Properties, Inc.	616,461
11,812	[2]	CB Richard Ellis Services, Inc.	257,502
2,599		CME Group, Inc.	751,605
28,134		Capital One Financial Corp.	1,344,805
38,810		Charles Schwab Corp.	579,433
12,344		Chubb Corp.	771,253
9,489		Cincinnati Financial Corp.	259,334
140,820		Citigroup, Inc.	5,399,039
6,923		Comerica, Inc.	221,744

Shares			Value
25,987		Discover Financial Services	665,527
9,861	[2]	E*Trade Group, Inc.	156,593
7,074		Eaton Vance Corp.	189,725
14,645		Equity Residential Properties Trust	905,354
3,626	[3]	Federated Investors, Inc.	77,488
43,664		Fifth Third Bancorp	552,350
10,294		First Horizon National Corp.	92,543
10,433		Franklin Resources, Inc.	1,324,574
20,840	[2]	General Growth Properties, Inc.	350,320
19,314	[2]	Genworth Financial, Inc., Class A	160,692
20,068		Goldman Sachs Group, Inc.	2,708,578
18,033		HCP, Inc.	662,352
21,137		Hartford Financial Services Group, Inc.	495,029
6,825		Health Care REIT, Inc.	360,223
27,050		Host Marriott Corp.	428,742
1,752	[2]	Howard Hughes Corp.	105,926
20,631		Hudson City Bancorp, Inc.	170,206
41,617		Huntington Bancshares, Inc.	251,575
3,339	[2]	InterContinentalExchange, Inc.	411,699
17,872		Invesco Ltd.	396,401
187,221		JPMorgan Chase & Co.	7,573,089
7,005		Janus Capital Group, Inc.	59,122
45,109		KeyCorp	362,676
24,990		Kimco Realty Corp.	475,560
5,827		Legg Mason, Inc.	171,430
7,611		Leucadia National Corp.	256,262
12,693		Lincoln National Corp.	336,364
14,308		Loews Corp.	570,460
6,421		M&T Bank Corp.	553,747
24,437		Marsh & McLennan Cos., Inc.	720,647
46,451		MetLife, Inc.	1,914,246
8,124		Moody's Corp.	289,296
57,579		Morgan Stanley	1,281,133
5,883	[2]	NASDAQ Stock Market, Inc.	141,604
12,959		NYSE Euronext	433,608
9,357		Northern Trust Corp.	420,176
25,105		PNC Financial Services Group	1,362,950
54,218		People's United Financial, Inc.	687,484
6,217		Plum Creek Timber Co., Inc.	237,614
13,508		Principal Financial Group	373,226
31,131		Progressive Corp., OH	612,658
17,470		Prologis	622,456
28,991		Prudential Financial, Inc.	1,701,192
6,258		Public Storage, Inc.	748,645
59,560		Regions Financial Corp.	362,720
22,246	[2]	SLM Corp.	346,815
13,362		Simon Property Group, Inc.	1,610,255
20,129		State Street Corp.	834,750
36,604		SunTrust Banks, Inc.	896,432
20,165		T. Rowe Price Group, Inc.	1,145,372
29,279		The Travelers Cos., Inc.	1,614,151

Shares			Value
5,518		Torchmark Corp.	222,872
88,740		U.S. Bancorp	2,312,564
14,558		Unum Group	355,070
12,891		Ventas, Inc.	697,790
6,434		Vornado Realty Trust	601,901
251,790		Wells Fargo & Co.	7,035,013
24,090		Weyerhaeuser Co.	481,559
12,283		XL Group PLC	252,047
7,205		Zions Bancorp	157,789
		TOTAL	83,218,778
		Health Care – 11.1%
72,238		Abbott Laboratories	3,707,254
24,305		Aetna, Inc.	1,008,414
16,614	[2]	Agilent Technologies, Inc.	700,446
11,813		Allergan, Inc.	960,515
13,010		AmerisourceBergen Corp.	498,413
44,308	[2]	Amgen, Inc.	2,423,648
3,310		Bard (C.R.), Inc.	326,631
34,798		Baxter International, Inc.	2,024,200
8,776		Becton, Dickinson & Co.	733,761
10,962	[2]	Biogen Idec, Inc.	1,116,699
125,474	[2]	Boston Scientific Corp.	898,394
83,628		Bristol-Myers Squibb Co.	2,396,778
12,884		CIGNA Corp.	641,237
15,384		Cardinal Health, Inc.	673,204
25,851	[2]	CareFusion Corp.	682,208
17,931	[2]	Celgene Corp.	1,063,308
4,762	[2]	Cephalon, Inc.	380,674
5,801	[2]	Cerner Corp.	385,708
7,106	[2]	Coventry Health Care, Inc.	227,392
19,207	[2]	Covidien PLC	975,524
3,682	[2]	DaVita, Inc.	307,594
5,514		Dentsply International, Inc.	208,925
4,475	[2]	Edwards Lifesciences Corp.	319,291
45,595		Eli Lilly & Co.	1,746,288
24,013	[2]	Express Scripts, Inc., Class A	1,302,945
13,008	[2]	Forest Laboratories, Inc., Class A	482,076
30,521	[2]	Gilead Sciences, Inc.	1,292,870
1,809		HCA, Inc.	48,264
6,516	[2]	Hospira, Inc.	333,098
11,226		Humana, Inc.	837,235
1,523	[2]	Intuitive Surgical, Inc.	610,038
129,995		Johnson & Johnson	8,422,376
5,121	[2]	Laboratory Corp. of America Holdings	464,782
10,284	[2]	Life Technologies Corp.	463,089
12,037		McKesson HBOC, Inc.	976,441
18,894	[2]	Medco Health Solutions, Inc.	1,188,055
48,829		Medtronic, Inc.	1,760,285
147,150		Merck & Co., Inc.	5,022,229
18,792	[2]	Mylan Laboratories, Inc.	428,082
29		Novartis AG, ADR	1,775

Shares			Value
6,605		Patterson Cos., Inc.	203,698
5,417		PerkinElmer, Inc.	132,500
372,498		Pfizer, Inc.	7,166,862
6,275		Quest Diagnostics, Inc.	338,913
12,771		St. Jude Medical, Inc.	593,852
12,929		Stryker Corp.	702,562
19,178	[2]	Tenet Healthcare Corp.	106,630
17,032	[2]	Thermo Fisher Scientific, Inc.	1,023,453
58,373		UnitedHealth Group, Inc.	2,897,052
4,518	[2]	Varian Medical Systems, Inc.	283,550
4,835	[2]	Waters Corp.	424,948
10,180	[2]	Watson Pharmaceuticals, Inc.	683,383
17,521	[2]	Wellpoint, Inc.	1,183,544
7,489	[2]	Zimmer Holdings, Inc.	449,490
		TOTAL	64,230,583
		Industrials – 10.2%
27,528		3M Co.	2,398,790
4,139		Avery Dennison Corp.	130,585
8,487	[2]	Babcock & Wilcox Co.	212,005
28,611		Boeing Co.	2,016,217
6,316		C.H. Robinson Worldwide, Inc.	456,710
49,325		CSX Corp.	1,211,915
33,367		Caterpillar, Inc.	3,296,326
6,052		Cintas Corp.	196,993
8,804		Cummins, Inc.	923,364
26,363		Danaher Corp.	1,294,687
19,361		Deere & Co.	1,520,032
7,477		Donnelley (R.R.) & Sons Co.	140,642
7,319		Dover Corp.	442,580
1,935		Dun & Bradstreet Corp.	140,384
14,004		Eaton Corp.	671,492
38,846		Emerson Electric Co.	1,906,950
5,921		Equifax, Inc.	203,446
8,616		Expeditors International Washington, Inc.	411,156
11,401		Fastenal Co.	383,644
12,230		FedEx Corp.	1,062,542
2,187		Flowserve Corp.	217,344
8,247		Fluor Corp.	523,932
24,213		General Dynamics Corp.	1,649,874
501,138		General Electric Co.	8,975,382
4,835		Goodrich (B.F.) Co.	460,002
5,047		Grainger (W.W.), Inc.	748,823
35,590		Honeywell International, Inc.	1,889,829
141	[2]	Huntington Ingalls Industries, Inc.	4,721
7,421		ITT Corp.	395,836
25,164		Illinois Tool Works, Inc.	1,253,167
14,526		Ingersoll-Rand PLC	543,563
7,717		Iron Mountain, Inc.	244,089
4,967	[2]	Jacobs Engineering Group, Inc.	194,408
4,402		Joy Global, Inc.	413,436
5,195		L-3 Communications Holdings, Inc.	411,028

Shares			Value
13,064		Lockheed Martin Corp.	989,337
14,027		Masco Corp.	147,985
13,685		Norfolk Southern Corp.	1,035,955
15,882		Northrop Grumman Corp.	961,020
17,361		PACCAR, Inc.	743,224
5,456		Pall Corp.	270,508
13,610		Parker-Hannifin Corp.	1,075,462
9,785		Pitney Bowes, Inc.	210,867
5,575		Precision Castparts Corp.	899,694
8,464	[2]	Quanta Services, Inc.	156,753
26,801		Raytheon Co.	1,198,809
12,213		Republic Services, Inc.	354,543
19,252		Robert Half International, Inc.	527,120
11,089		Rockwell Automation, Inc.	795,747
9,749		Rockwell Collins	537,072
3,694		Roper Industries, Inc.	301,541
2,011		Ryder System, Inc.	113,260
2,280		Snap-On, Inc.	129,641
32,140		Southwest Airlines Co.	320,114
3,306	[2]	Stericycle, Inc.	271,489
16,816		Textron, Inc.	388,954
31,569		Tyco International Ltd.	1,398,191
23,344		Union Pacific Corp.	2,392,293
45,806		United Parcel Service, Inc.	3,170,691
41,587		United Technologies Corp.	3,445,067
21,664		Waste Management, Inc.	682,199
		TOTAL	59,463,430
		Information Technology – 18.2%
25,154		Accenture PLC	1,487,608
21,847	[2]	Adobe Systems, Inc.	605,599
68,522	[2]	Advanced Micro Devices, Inc.	502,951
7,313	[2]	Akamai Technologies, Inc.	177,121
15,386		Altera Corp.	628,980
7,339		Amphenol Corp., Class A	358,804
14,294		Analog Devices, Inc.	491,714
43,964	[2]	Apple, Inc.	17,167,063
62,879		Applied Materials, Inc.	774,669
10,907	[2]	Autodesk, Inc.	375,201
21,895		Automatic Data Processing, Inc.	1,127,373
7,030	[2]	BMC Software, Inc.	303,837
18,488		Broadcom Corp.	685,350
14,739		CA, Inc.	328,680
254,082	[2,4]	Cisco Systems, Inc.	4,057,689
12,085	[2]	Citrix Systems, Inc.	870,603
13,688	[2]	Cognizant Technology Solutions Corp.	956,381
6,074		Computer Sciences Corp.	214,291
8,496	[2]	Compuware Corp.	82,071
69,964		Corning, Inc.	1,113,127
96,311	[2]	Dell, Inc.	1,564,091
95,611	[2]	EMC Corp.	2,493,535
52,649	[2]	eBay, Inc.	1,724,255

Shares			Value
28,707	[2]	Electronic Arts, Inc.	638,731
6,254	[2]	FLIR Systems, Inc.	171,735
3,131	[2]	F5 Networks, Inc.	292,686
25,094		Fidelity National Information Services, Inc.	753,322
2,085	[2]	First Solar, Inc.	246,510
5,593	[2]	Fiserv, Inc.	337,593
11,830	[2]	Google, Inc.	7,141,653
4,982		Harris Corp.	198,632
106,698		Hewlett-Packard Co.	3,751,502
57,481		IBM Corp.	10,452,920
257,091		Intel Corp.	5,740,842
11,802	[2]	Intuit, Inc.	551,153
8,991	[2]	JDS Uniphase Corp.	118,232
18,803		Jabil Circuit, Inc.	344,283
20,655	[2]	Juniper Networks, Inc.	483,120
7,953		KLA-Tencor Corp.	316,688
23,723	[2]	LSI Logic Corp.	174,601
3,072	[2]	Lexmark International Group, Class A	103,127
8,754		Linear Technology Corp.	256,492
8,887	[2]	MEMC Electronic Materials, Inc.	65,941
4,279		Mastercard, Inc.	1,297,607
11,470		Microchip Technology, Inc.	387,112
34,346	[2]	Micron Technology, Inc.	253,130
354,116		Microsoft Corp.	9,702,778
5,447		Molex, Inc.	127,896
4,993	[2]	Monster Worldwide, Inc.	58,618
17,637		Motorola Mobility Holdings, Inc.	394,716
27,371	[2]	Motorola, Inc.	1,228,684
28,553	[2]	NVIDIA Corp.	394,888
13,895		National Semiconductor Corp.	343,484
18,654	[2]	NetApp, Inc.	886,438
3,499	[2]	Novellus Systems, Inc.	108,609
165,950		Oracle Corp.	5,074,751
15,307		Paychex, Inc.	432,117
77,645		Qualcomm, Inc.	4,253,393
7,442	[2]	Red Hat, Inc.	313,159
11,049	[2]	SAIC, Inc.	177,115
4,670	[2]	Salesforce.com, Inc.	675,796
17,913	[2]	Sandisk Corp.	761,840
32,679	[2]	Symantec Corp.	622,862
13,512		Tellabs, Inc.	55,940
732		Telvent GIT, SA	29,192
13,857	[2]	Teradata Corp.	761,581
8,963	[2]	Teradyne, Inc.	120,911
57,724		Texas Instruments, Inc.	1,717,289
6,340		Total System Services, Inc.	117,987
2,682	[2]	Varian Semiconductor Equipment Associates, Inc.	162,905
6,599	[2]	Verisign, Inc.	205,955
22,797		Visa, Inc., Class A	1,950,055
11,067	[2]	Western Digital Corp.	381,369
24,637		Western Union Co.	478,204

Shares			Value
93,033		Xerox Corp.	867,998
11,428		Xilinx, Inc.	366,839
52,714	[2]	Yahoo, Inc.	690,553
		TOTAL	105,632,527
		Materials – 3.6%
4,181		AK Steel Holding Corp.	50,799
8,761		Air Products & Chemicals, Inc.	777,364
3,436		Airgas, Inc.	236,053
51,616		Alcoa, Inc.	760,304
4,074		Allegheny Technologies, Inc.	237,066
706		Arch Chemicals, Inc.	33,267
6,450		Ball Corp.	250,260
4,126		Bemis Co., Inc.	130,382
3,065		CF Industries Holdings, Inc.	476,056
6,396		Cliffs Natural Resources, Inc.	574,489
55,687		Dow Chemical Co.	1,941,806
42,886		Du Pont (E.I.) de Nemours & Co.	2,205,198
3,333		Eastman Chemical Co.	321,934
17,103		Ecolab, Inc.	855,150
2,752		FMC Corp.	240,993
50,900		Freeport-McMoran Copper & Gold, Inc.	2,695,664
1,707	[2]	Graham Packaging Co.	43,272
3,549		International Flavors & Fragrances, Inc.	217,092
32,344		International Paper Co.	960,617
2,194		Lubrizol Corp.	295,312
9,353		MeadWestvaco Corp.	291,252
20,765		Monsanto Co.	1,525,812
19,127		Newmont Mining Corp.	1,063,652
16,348		Nucor Corp.	635,774
6,424	[2]	Owens-Illinois, Inc.	148,844
8,180		PPG Industries, Inc.	688,756
11,781		Praxair, Inc.	1,220,983
24,874		Sealed Air Corp.	535,537
9,400		Sherwin-Williams Co.	725,398
4,701		Sigma-Aldrich Corp.	315,437
3,409		Titanium Metals Corp.	60,646
5,514		United States Steel Corp.	220,505
5,057		Vulcan Materials Co.	173,405
		TOTAL	20,909,079
		Telecommunication Services – 2.9%
279,118		AT&T, Inc.	8,166,993
19,390	[2]	American Tower Corp., Class A	1,018,557
30,967		CenturyLink, Inc.	1,149,185
9,036	[2]	Clearwire Corp.	19,608
53,598		Frontier Communications Corp.	401,450
12,237	[2]	MetroPCS Communications, Inc.	199,218
131,811	[2]	Sprint Nextel Corp.	557,561
135,362		Verizon Communications, Inc.	4,776,925
36,238		Windstream Corp.	442,466
		TOTAL	16,731,963

Shares			Value
		Utilities – 3.3%
62,929	[2]	AES Corp.	774,656
28,071		Ameren Corp.	809,006
21,768		American Electric Power Co., Inc.	802,368
13,034		CMS Energy Corp.	249,471
16,402		CenterPoint Energy, Inc.	321,151
11,337		Consolidated Edison Co.	596,326
12,231		Constellation Energy Group, Inc.	474,930
6,531		DTE Energy Co.	325,505
22,308		Dominion Resources, Inc.	1,080,823
54,921		Duke Energy Corp.	1,021,531
17,000		Edison International	647,190
8,295		Entergy Corp.	554,106
28,063		Exelon Corp.	1,236,736
19,904		FirstEnergy Corp.	888,714
3,750		Integrys Energy Group, Inc.	188,287
1,783		NICOR, Inc.	97,530
9,484	[2]	NRG Energy, Inc.	232,548
16,349		NextEra Energy, Inc.	903,282
19,570		NiSource, Inc.	393,944
6,780		Northeast Utilities Co.	230,520
11,527		ONEOK, Inc.	839,050
16,969		P G & E Corp.	703,026
22,363		PPL Corp.	623,928
29,043		Pepco Holdings, Inc.	542,523
7,857		Pinnacle West Capital Corp.	332,744
11,513		Progress Energy, Inc.	538,118
19,603		Public Service Enterprises Group, Inc.	641,998
4,477		SCANA Corp.	175,454
9,879		Sempra Energy	500,767
36,847		Southern Co.	1,456,930
10,319		TECO Energy, Inc.	191,211
8,994		Wisconsin Energy Corp.	275,666
18,753		Xcel Energy, Inc.	450,072
		TOTAL	19,100,111
		TOTAL COMMON STOCKS (IDENTIFIED COST $255,436,288)	563,532,987
		EXCHANGE-TRADED FUND – 0.4%
16,717		SPDR Trust, Series 1 (IDENTIFIED COST $2,187,823)	2,157,329
		WARRANT – 0.0%
		Consumer Discretionary – 0.0%
30,369	[2]	Ford Motor Co., Del, Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	116,921
		MUTUAL FUND – 2.5%
14,625,096	[3,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSEST VALUE)	14,625,096
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $272,401,052)[6]	580,432,333
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[7]	460,182
		TOTAL NET ASSETS — 100%	$580,892,515

At July 31, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[2] S&P 500 E-Mini Index Long Futures	32	$2,061,440	September 2011	$(11,176)
[2] S&P 500 Index Long Futures	46	$14,816,600	September 2011	$282,723
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$271,547

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,878,040 at July 31, 2011, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income producing security.
3	Affiliated holdings.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-Day net yield.
6	At July 31, 2011, the cost of investments for federal tax purposes was $272,401,052. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $308,031,281. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $310,286,807 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,255,526.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011